Repurchases Of Common Stock (Summary Of Authorized Stock Repurchases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Payments for Repurchase of Equity [Abstract]
Authorized repurchase - as of January 1, 2012	$ 264,398
Proceeds from the exercise of stock options	8,966
Repurchase of common stock from open market	(64,724)
Repurchase from Accelerated Stock Repurchase Agreement	(75,000)
Authorized repurchase - as of December 31, 2012	$ 133,640